Loans (Credit Quality Indicators of Financing Receivables) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2017	Mar. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[1]	¥ 82,439,581	¥ 77,722,525
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		57,656,540	52,572,432
Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		8,740,281	8,344,808
Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		7,654,016	7,733,513
Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		4,759,225	4,655,704
Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		5,142,003	5,408,850
Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		3,490,415	3,267,902
Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		4,006,401	3,632,481
Domestic | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		8,532,246	3,395,784
Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[2]	4,427,349	4,619,336
Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		10,904,604	11,514,054
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		24,783,041	25,150,093
Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		6,759,921	6,382,449
Foreign | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		959,948	1,174,665
Foreign | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		16,872,448	17,319,284
Foreign | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[2]	190,724	273,695
Financing Receivables Not Impaired | Normal obligors | A-B
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		41,703,710	39,473,402
Financing Receivables Not Impaired | Normal obligors | C-D
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		17,436,758	17,892,639
Financing Receivables Not Impaired | Normal obligors | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3]	11,445,049	12,115,160
Financing Receivables Not Impaired | Normal obligors | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	9,413,741	5,749,767
Financing Receivables Not Impaired | Normal obligors | Domestic | A-B
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		26,023,413	23,933,055
Financing Receivables Not Impaired | Normal obligors | Domestic | A-B | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		5,313,232	4,859,256
Financing Receivables Not Impaired | Normal obligors | Domestic | A-B | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		4,199,022	3,956,798
Financing Receivables Not Impaired | Normal obligors | Domestic | A-B | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		2,699,487	2,611,296
Financing Receivables Not Impaired | Normal obligors | Domestic | A-B | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		2,244,214	2,240,228
Financing Receivables Not Impaired | Normal obligors | Domestic | A-B | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		2,584,367	2,410,967
Financing Receivables Not Impaired | Normal obligors | Domestic | A-B | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		3,050,605	2,719,047
Financing Receivables Not Impaired | Normal obligors | Domestic | A-B | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		4,059,349	3,181,241
Financing Receivables Not Impaired | Normal obligors | Domestic | A-B | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[2]	1,873,137	1,954,222
Financing Receivables Not Impaired | Normal obligors | Domestic | C-D
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		11,808,379	12,144,508
Financing Receivables Not Impaired | Normal obligors | Domestic | C-D | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		2,599,760	2,681,958
Financing Receivables Not Impaired | Normal obligors | Domestic | C-D | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		2,641,436	2,709,617
Financing Receivables Not Impaired | Normal obligors | Domestic | C-D | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		1,687,515	1,674,328
Financing Receivables Not Impaired | Normal obligors | Domestic | C-D | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		2,369,842	2,552,552
Financing Receivables Not Impaired | Normal obligors | Domestic | C-D | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		739,781	695,697
Financing Receivables Not Impaired | Normal obligors | Domestic | C-D | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		887,527	881,405
Financing Receivables Not Impaired | Normal obligors | Domestic | C-D | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		1,600	4,047
Financing Receivables Not Impaired | Normal obligors | Domestic | C-D | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[2]	591,109	685,258
Financing Receivables Not Impaired | Normal obligors | Domestic | C-D | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		289,809	259,646
Financing Receivables Not Impaired | Normal obligors | Domestic | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3]	11,435,437	12,106,778
Financing Receivables Not Impaired | Normal obligors | Domestic | Retail | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3]	90,825	103,343
Financing Receivables Not Impaired | Normal obligors | Domestic | Retail | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3]	558,321	601,251
Financing Receivables Not Impaired | Normal obligors | Domestic | Retail | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3]	185,577	195,140
Financing Receivables Not Impaired | Normal obligors | Domestic | Retail | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3]	200,003	223,677
Financing Receivables Not Impaired | Normal obligors | Domestic | Retail | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3]	82,543	86,094
Financing Receivables Not Impaired | Normal obligors | Domestic | Retail | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3]	1,894	2,234
Financing Receivables Not Impaired | Normal obligors | Domestic | Retail | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[2],[3]	3,535	3,501
Financing Receivables Not Impaired | Normal obligors | Domestic | Retail | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3]	10,312,739	10,891,538
Financing Receivables Not Impaired | Normal obligors | Domestic | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	6,604,632	2,616,911
Financing Receivables Not Impaired | Normal obligors | Domestic | Other | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	67,734	148,102
Financing Receivables Not Impaired | Normal obligors | Domestic | Other | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	15,585	157,057
Financing Receivables Not Impaired | Normal obligors | Domestic | Other | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	910	2,380
Financing Receivables Not Impaired | Normal obligors | Domestic | Other | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	22,785	57,865
Financing Receivables Not Impaired | Normal obligors | Domestic | Other | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	1,092	380
Financing Receivables Not Impaired | Normal obligors | Domestic | Other | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	37,907	3,788
Financing Receivables Not Impaired | Normal obligors | Domestic | Other | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	4,471,297	210,496
Financing Receivables Not Impaired | Normal obligors | Domestic | Other | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[2],[4]	1,906,756	1,929,712
Financing Receivables Not Impaired | Normal obligors | Domestic | Other | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	80,566	107,131
Financing Receivables Not Impaired | Normal obligors | Foreign | A-B
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		15,680,297	15,540,347
Financing Receivables Not Impaired | Normal obligors | Foreign | A-B | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		5,628,387	5,129,904
Financing Receivables Not Impaired | Normal obligors | Foreign | A-B | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		741,478	942,366
Financing Receivables Not Impaired | Normal obligors | Foreign | A-B | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		9,310,432	9,468,077
Financing Receivables Not Impaired | Normal obligors | Foreign | C-D
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		5,628,379	5,748,131
Financing Receivables Not Impaired | Normal obligors | Foreign | C-D | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		592,380	550,380
Financing Receivables Not Impaired | Normal obligors | Foreign | C-D | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		214,558	224,514
Financing Receivables Not Impaired | Normal obligors | Foreign | C-D | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		4,814,906	4,966,929
Financing Receivables Not Impaired | Normal obligors | Foreign | C-D | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[2]	6,535	6,308
Financing Receivables Not Impaired | Normal obligors | Foreign | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3]	9,612	8,382
Financing Receivables Not Impaired | Normal obligors | Foreign | Retail | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3]	173	46
Financing Receivables Not Impaired | Normal obligors | Foreign | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[2],[3]	9,439	8,336
Financing Receivables Not Impaired | Normal obligors | Foreign | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	2,809,109	3,132,856
Financing Receivables Not Impaired | Normal obligors | Foreign | Other | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	480,806	656,969
Financing Receivables Not Impaired | Normal obligors | Foreign | Other | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	1,082	2,940
Financing Receivables Not Impaired | Normal obligors | Foreign | Other | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	2,153,757	2,214,584
Financing Receivables Not Impaired | Normal obligors | Foreign | Other | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[2],[4]	173,464	258,363
Financing Receivables Not Impaired | Watch obligors | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3],[5]	183,247	201,063
Financing Receivables Not Impaired | Watch obligors | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[5]	136,424	121,340
Financing Receivables Not Impaired | Watch obligors | E1 to E2 Rating
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	1,139,768	1,179,451
Financing Receivables Not Impaired | Watch obligors | Domestic | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3],[5]	183,239	201,053
Financing Receivables Not Impaired | Watch obligors | Domestic | Retail | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3],[5]	11,589	12,473
Financing Receivables Not Impaired | Watch obligors | Domestic | Retail | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3],[5]	16,023	16,408
Financing Receivables Not Impaired | Watch obligors | Domestic | Retail | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3],[5]	23,189	24,846
Financing Receivables Not Impaired | Watch obligors | Domestic | Retail | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3],[5]	32,911	39,486
Financing Receivables Not Impaired | Watch obligors | Domestic | Retail | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3],[5]	9,698	10,518
Financing Receivables Not Impaired | Watch obligors | Domestic | Retail | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3],[5]	353	264
Financing Receivables Not Impaired | Watch obligors | Domestic | Retail | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[2],[3],[5]	410	329
Financing Receivables Not Impaired | Watch obligors | Domestic | Retail | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3],[5]	89,066	96,729
Financing Receivables Not Impaired | Watch obligors | Domestic | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[5]	44,949	40,733
Financing Receivables Not Impaired | Watch obligors | Domestic | Other | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[5]	1,314	2,958
Financing Receivables Not Impaired | Watch obligors | Domestic | Other | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[5]	317	255
Financing Receivables Not Impaired | Watch obligors | Domestic | Other | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[5]	204
Financing Receivables Not Impaired | Watch obligors | Domestic | Other | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[5]	501	546
Financing Receivables Not Impaired | Watch obligors | Domestic | Other | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[2],[4],[5]	41,179	35,315
Financing Receivables Not Impaired | Watch obligors | Domestic | Other | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[5]	1,434	1,659
Financing Receivables Not Impaired | Watch obligors | Domestic | E1 to E2 Rating
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	766,220	706,755
Financing Receivables Not Impaired | Watch obligors | Domestic | E1 to E2 Rating | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	276,771	163,213
Financing Receivables Not Impaired | Watch obligors | Domestic | E1 to E2 Rating | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	165,836	215,244
Financing Receivables Not Impaired | Watch obligors | Domestic | E1 to E2 Rating | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	95,973	81,704
Financing Receivables Not Impaired | Watch obligors | Domestic | E1 to E2 Rating | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	124,846	147,404
Financing Receivables Not Impaired | Watch obligors | Domestic | E1 to E2 Rating | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	50,319	35,090
Financing Receivables Not Impaired | Watch obligors | Domestic | E1 to E2 Rating | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	21,574	22,303
Financing Receivables Not Impaired | Watch obligors | Domestic | E1 to E2 Rating | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[2],[5]	4,613	7,053
Financing Receivables Not Impaired | Watch obligors | Domestic | E1 to E2 Rating | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	26,288	34,744
Financing Receivables Not Impaired | Watch obligors | Foreign | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3],[5]	8	10
Financing Receivables Not Impaired | Watch obligors | Foreign | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[2],[3],[5]	8	10
Financing Receivables Not Impaired | Watch obligors | Foreign | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[5]	91,475	80,607
Financing Receivables Not Impaired | Watch obligors | Foreign | Other | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[5]	90,722	80,339
Financing Receivables Not Impaired | Watch obligors | Foreign | Other | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[2],[4],[5]	753	268
Financing Receivables Not Impaired | Watch obligors | Foreign | E1 to E2 Rating
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	373,548	472,696
Financing Receivables Not Impaired | Watch obligors | Foreign | E1 to E2 Rating | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	58,348	45,196
Financing Receivables Not Impaired | Watch obligors | Foreign | E1 to E2 Rating | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	2,801	4,801
Financing Receivables Not Impaired | Watch obligors | Foreign | E1 to E2 Rating | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	312,275	422,567
Financing Receivables Not Impaired | Watch obligors | Foreign | E1 to E2 Rating | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[2],[5]	124	132
Financing Receivables Impaired | Impaired loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		980,884	989,703
Financing Receivables Impaired | Impaired loans | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		790,271	822,639
Financing Receivables Impaired | Impaired loans | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		379,056	373,505
Financing Receivables Impaired | Impaired loans | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		57,476	76,883
Financing Receivables Impaired | Impaired loans | Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		66,370	66,010
Financing Receivables Impaired | Impaired loans | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		146,901	147,092
Financing Receivables Impaired | Impaired loans | Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		22,615	29,156
Financing Receivables Impaired | Impaired loans | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		6,541	3,440
Financing Receivables Impaired | Impaired loans | Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[2]	6,610	3,946
Financing Receivables Impaired | Impaired loans | Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		104,702	122,607
Financing Receivables Impaired | Impaired loans | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		190,613	167,064
Financing Receivables Impaired | Impaired loans | Foreign | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		29	44
Financing Receivables Impaired | Impaired loans | Foreign | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		190,183	166,742
Financing Receivables Impaired | Impaired loans | Foreign | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[2]	¥ 401	¥ 278

[1]	Amounts represent loan balances before deducting unearned income and deferred loan fees.
[2]	Other industries of Domestic and Other of Foreign include trade receivables and lease receivables of consolidated VIEs.
[3]	Amounts represent small balance, homogeneous loans which are subject to pool allocations.
[4]	Non-impaired loans held by subsidiaries other than MHBK and MHTB constitute Other, since their portfolio segments are not identical to those of MHBK and MHTB.
[5]	Special attention obligors are watch obligors with debt in TDR or 90 days or more delinquent debt. Loans to such obligors are considered impaired.